Schedule of Investment in Associate and Investment (Details)	12 Months Ended
Aug. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Ending balance	$ 2,629,851
Investment in associate [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,052,008
Share of loss in One Up	(103,930)
Discontinue use of equity method on retained interest in former associate	(1,948,078)
Change in fair value of investment
Ending balance
Fair value through profit or loss [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Share of loss in One Up
Discontinue use of equity method on retained interest in former associate	2,048,039
Change in fair value of investment	581,812
Ending balance	$ 2,629,851